Commitments and contingent liabilities - Summary of Potential Future Lease Commitments and Other Commitments Fall Due (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease And Other Commitments [Line Items]
Leases	€ 169	€ 158
Other Commitments	3,288	1,556
Volume commitments		3,530
Current volume commitments		1,150
Within 1 year
Disclosure Of Lease And Other Commitments [Line Items]
Leases	56	69
Other Commitments	1,233	844
Later than 1 year but not later than 5 years
Disclosure Of Lease And Other Commitments [Line Items]
Leases	90	80
Other Commitments	1,554	694
Later than 5 years
Disclosure Of Lease And Other Commitments [Line Items]
Leases	23	9
Other Commitments	€ 501	€ 18